Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales and other operating revenue (notes 2 and 6)	¥ 9,877,947	¥ 7,948,095	¥ 8,936,867
Operating costs and expenses:
Cost of sales (notes 1(k), 1(u), 1(v) and 2)	7,345,162	5,919,633	6,496,841
Selling, general and administrative (notes 1(k), 1(u) and 1(v))	1,427,705	1,277,280	1,382,660
Research and development (note 1(k))	560,270	519,818	487,591
Total operating costs and expenses	9,333,137	7,716,731	8,367,092
Operating income	544,810	231,364	569,775
Other income (expenses):
Interest income	25,742	33,461	23,577
Interest expense	(12,157)	(10,378)	(8,474)
Other, net (notes 1(p), 6, 7 and 17)	(69,504)	2,956	45,670
Total other income (expenses)	(55,919)	26,039	60,773
Income before income taxes and equity in income of affiliates	488,891	257,403	630,548
Income tax expense (note 11):
Current	125,724	86,074	76,647
Deferred	53,252	49,661	130,180
Total	178,976	135,735	206,827
Income before equity in income of affiliates	309,915	121,668	423,721
Equity in income of affiliates (note 6)	82,723	100,406	139,756
Net income	392,638	222,074	563,477
Less: Net income attributable to noncontrolling interests	25,489	10,592	29,389
Net income attributable to Honda Motor Co., Ltd.	¥ 367,149	¥ 211,482	¥ 534,088
Basic net income attributable to Honda Motor Co., Ltd. per common share (in yen per share) (note 1(o))	¥ 203.71	¥ 117.34	¥ 295.67